FINANCIAL INSTRUMENTS - Changes in liabilities from Cash Flow from financing activities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related parties, net
Changes in liabilities from Cash flow from financing activities
Beginning of year	R$ 21,970	R$ (111,499)	R$ (95,445)
Cash transactions
Proceeds/(Repayment) from financing activities	2,721	139,556	(7,777)
Non cash transactions
Interest expense on loans and Interest on loans with related parties	199	(6,089)	(8,277)
Exchange variation and others		2
End of year	24,890	21,970	(111,499)
Leasing payable
Changes in liabilities from Cash flow from financing activities
Beginning of year	918,365	856,474	804,269
Cash transactions
Proceeds/(Repayment) from financing activities	(310,226)	(275,944)	(247,914)
Interest paid on loans and financing	(88,370)	(68,699)	(61,727)
Non cash transactions
Interest expense on loans and Interest on loans with related parties	88,370	68,699	61,727
Exchange variation and others	422,504	337,835	300,119
End of year	1,030,643	918,365	856,474
Debt, Debentures and Losses/Gains on financial instruments, net - Derivative instruments
Changes in liabilities from Cash flow from financing activities
Beginning of year	14,036,447	17,516,322	16,047,021
Cash transactions
Proceeds/(Repayment) from financing activities	(937,815)	(4,506,918)	(1,963,283)
Interest paid on loans and financing	(968,851)	(1,100,826)	(1,079,981)
Non cash transactions
Interest expense on loans and Interest on loans with related parties	964,607	1,059,841	1,022,460
Exchange variation and others	(471,214)	1,068,028	3,490,105
End of year	R$ 12,623,174	R$ 14,036,447	R$ 17,516,322